Long-term investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	75.00%
Investment income under the equity method	$ 5,838	$ 17,551	$ 15,863
Dividends received	$ 13,398	20,464	3,200
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	25.00%
Equity method investment, ownership percentage	50.00%
Investment income under the equity method	$ 5,606	16,339	9,777
Dividends received	$ 10,198	$ 20,464	$ 3,200